OTHER RECEIVABLES AND PREPAYMENTS	12 Months Ended
Dec. 31, 2023
Disclosure of Other Receivables and Prepayments [Abstract]
OTHER RECEIVABLES AND PREPAYMENTS
9	OTHER RECEIVABLES AND PREPAYMENTS

	2023	2022
	US$’000	US$’000
Current Assets:

Deposit	2,034	269
Prepayments	4,412	4,026
Voyages in progress	8,907	17,085
Other receivables	2,717	3,686
	18,070	25,066
Non-current Assets:
Prepayments	1,918	860
	19,988	25,926

For purpose of impairment assessment, other receivables and loan receivables are considered to have low credit risk as they are not due for payment at the end of the reporting period and there has been no significant increase in the risk of default on the receivables since initial recognition. Accordingly, for the purpose of impairment assessment for these receivables, the loss allowance is measured at an amount equal to 12-month ECL. In determining the ECL, management has taken into account the historical default experience and the financial position of the counterparties, adjusted for factors that are specific to the debtors and general economic conditions of the industry in which the debtors operate. No provision for loss allowance was made during 2023 and 2022.